SCHEDULE OF CURRENT AND DEFERRED COMPONENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses		¥ 11,295	¥ 21,686	¥ 11,544
Deferred tax expenses (benefit)	$ 195	1,363	(4,773)	2,044
Income tax expenses	$ 1,810	¥ 12,658	¥ 16,913	¥ 13,588